Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details)							1 Months Ended																			2 Months Ended				3 Months Ended			8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended			72 Months Ended	152 Months Ended	165 Months Ended
	Aug. 31, 2015 USD ($) $ / shares shares	Aug. 25, 2015 USD ($) $ / shares shares	Sep. 14, 2014	Jun. 30, 2014 $ / shares shares	Mar. 15, 2013 USD ($) $ / shares shares	Nov. 06, 2012 shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 $ / shares shares	Jan. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2014 $ / shares shares	Sep. 30, 2014 $ / shares shares	Aug. 31, 2014 $ / shares shares	Jul. 31, 2014 $ / shares shares	Jun. 30, 2014 $ / shares shares	Mar. 31, 2014 $ / shares shares	Feb. 28, 2014 $ / shares shares	Feb. 28, 2014 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares	Oct. 31, 2013 USD ($) $ / shares shares	May. 31, 2013 USD ($) $ / shares shares	Apr. 30, 2013 $ / shares shares	Jan. 31, 2013 USD ($) $ / shares shares	Apr. 30, 2012 $ / shares shares	Mar. 31, 2012 shares	Sep. 30, 2014 $ / shares shares	Feb. 28, 2014 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares shares	Jun. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2014 $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2013 USD ($) $ / shares shares	Aug. 31, 2015 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Nov. 30, 2014 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2009	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Jul. 24, 2015 shares	Sep. 09, 2014 $ / shares shares	Aug. 04, 2014 shares	Jun. 22, 2014 shares	Feb. 04, 2014 $ / shares shares	Sep. 11, 2013 $ / shares	Sep. 10, 2013 shares	Apr. 15, 2013 shares	Jan. 15, 2013 shares	Mar. 28, 2012 $ / shares	Sep. 07, 2011 shares	Jun. 22, 2010 shares
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars) | $																																		$ 13,060,880			$ 2,055,001				$ 2,055,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 19.50						$ 0.01					$ 19.50																						$ 0.01	$ 0.01		$ 0.01	$ 0.01
Stock Issued During Period, Shares, New Issues		1,666,667				20,833					13,700									13,333	4,762			13,889												13,700
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				4,831								37,440	61,539	28,986	4,831	21,538	21,538	21,538								37,440	21,538		5,926	37,440	21,538				37,440										61,539
Conversion Of Stock Price Per Share (in Dollars per share) | $ / shares																$ 19.50	$ 19.50	$ 19.50
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																$ 11.25				$ 18.75								$ 7.50	$ 13.50		$ 11.25
Convertible Preferred Stock, Terms of Conversion																																					The Preferred Shares are convertible at the option of the holder into the number of shares of Common Stock determined by dividing the stated value of the Preferred Shares being converted by the conversion price of $19.50, subject to adjustment for stock splits, reverse stock splits and similar recapitalization events. If the Company issues additional shares of Common Stock, other than certain stock that is excluded under the terms of the Securities Purchase Agreement, in one or more capital raising transactions with an aggregate purchase price of at least $100,000 for a price less than the then existing conversion price for the Preferred Shares (the “New Issuance Price”), then the then existing conversion price shall be reduced to the New Issuance Price, provided, however, that under no circumstances shall the New Issuance Price be less than $9.75 or reduced to a price level that would be in breach of the listing rules of any stock exchange
Beneficial Ownership Limitation, Percentage																																					4.99%
Preferred Shareholders Receivable Upon Any Liquidation Description																																					an amount equal to $2,055,000 times 1.2, plus all declared but unpaid dividends.
Securities Purchase Agreement Terms														(i) the Qualified Public Offering closes within six (6) months of the first closing of the convertible notes offering (“Qualified Public Offering Deadline”) and (ii) 70% of the public offering price per share of the Common Stock in the Qualified Public Offering (the “QPO Discount Price”) is less than the Conversion Price floor contained in Section 7(e)(i) of the Certificate of Designation (the “Conversion Price Floor”), or (B) if a Qualified Public Offering has not been consummated by the Qualified Public Offering Deadline, upon the Preferred Stockholders’ conversion of their shares of Preferred Stock to the extent that 70% of the volume weighted average price of the Common Stock on the principal Trading Market (as defined in the Certificate of Designation) of the Common Stock during the ten Trading Days (as defined in the Certificate of Designation) immediately preceding the Qualified Public Offering Deadline (the “Non-QPO Discount Price”) is less than the Conversion Price Floor.
Stock Issued During Period, Shares, Other																									20,623
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Volatility Description																																					The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach
Debt Instrument, Interest Rate, Effective Percentage										24.00%																											24.00%			24.00%	24.00%
Debt Instrument, Face Amount (in Dollars) | $																					$ 156,243								$ 1,000,000
Debt Conversion, Converted Instrument, Shares Issued																					14,881		33,333
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																					$ 7.50			$ 7.50																								$ 0.014				$ 4.88
Debt Instrument, Unamortized Discount (in Dollars) | $										$ 194,097													$ 77,644											$ 0			$ 194,097	$ 0		$ 194,097	$ 194,097	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period															3,725	4,444												139,265
Shares Issued, Price Per Share (in Dollars per share) | $ / shares		$ 9.00
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares										$ 0.01	$ 0.01										$ 0.01	$ 1												$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																				$ 9.38
Interest Payable (in Dollars) | $																					$ 11,169
Amortization of Debt Discount (Premium) (in Dollars) | $																													$ 275,640					$ 219,097	$ 87,853		$ 247,338	$ 413,695
Issuance of net exercise provision shares																												87,117
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																							1.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																		0.00%			0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																																		59.00%			59.00%	59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																																		66.00%			66.00%	66.00%
Expected life																																							2 years 6 months
Cashless Exercise Of Common Stock Warrants Total																3,333															15,442
Preferred Stock, Dividend Rate, Percentage				6.00%											6.00%	6.00%	6.00%									6.00%											6.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities															1,561		970									1,561											1,559
Preferred Stock Conversion Price, Per Share (in Dollars per share) | $ / shares															$ 19.50											$ 19.50											$ 19.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number										429,930																											429,930			429,930	429,930
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares										$ 7.19																								$ 6.20			$ 7.19			$ 7.19	$ 7.19	$ 6.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																																		6 years 58 days			7 years 343 days
Allocated Share-based Compensation Expense (in Dollars) | $																																		$ 320,334	$ 440,117		$ 723,367	$ 3,700,070
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars) | $										$ 198,220																								$ 38,065			$ 198,220			$ 198,220	$ 198,220	$ 38,065
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																																		5 months			16 months
Common Stock, Shares Authorized										10,666,667																											10,666,667	10,666,667		10,666,667	10,666,667		100,000,000			1,066,067				666,667	4,000,000		2,666,667	1,066,067
Shares Grants Increase For Threshold																																																		266,667
Underwriter Price (in Dollars per share) | $ / shares		8.28
Underwriting Discount (in Dollars per share) | $ / shares		$ 0.72
Underwriting Commission		8.00%
Proceeds from Issuance or Sale of Equity (in Dollars) | $		$ 13,800,000
Option Granted to Underwriter to Purchase Additional Units, Period		45 days
Option Granted to Underwriter to Purchase Additional Units, Number of Units Granted		250,000
Option Granted to Underwriter to Purchase Additional Units, Additional Units Purchased		0
Underwriting Agreement, Non-accountable Expense Allowance, Percentage		1.00%
(in Dollars per share) | $ / shares										$ 100																											$ 100	$ 100		$ 100	$ 100
Unit Purchase Option, Units Issued																																		1,895,010
Preferred Stock, Shares Outstanding										20,550																											20,550	20,550		20,550	20,550
Stock Issued During Period, Shares, Preferred Stock Conversion				1,561												970
Number of Preferred Stock Shareholders				16											16	16															16
Percentage Reduction to Number of Warrants												11.00%		11.00%												11.00%				11.00%					11.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																																		504,788								504,788
Class of Warrant or Right, Number of Warrants Vested and Exercisable																																		500,837								500,837
Preferred Stock, Shares Authorized										10,000,000																											10,000,000	10,000,000		10,000,000	10,000,000		20,000,000
Private Placement [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars) | $					$ 500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					95,239																											95,238
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 6.00																		$ 11.25
Warrants Term																							5 years						5 years								5 years
Debt Instrument, Interest Rate, Effective Percentage																							8.00%						8.00%
Debt Instrument, Face Amount (in Dollars) | $																							$ 300,000
Debt Conversion, Converted Instrument, Shares Issued																							33,333						80,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																							$ 9.00						$ 13.50
Shares Issued, Price Per Share (in Dollars per share) | $ / shares					5.25																											$ 5.25
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares					1
Consultant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																						2,667	2,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																						$ 0.01
Private Placement 2 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 11.25																								$ 14.85
Debt Conversion, Converted Instrument, Shares Issued																													61,481
Number Of Shares Issued Under Ppm To Five Investors					47,619
Stock Incentive Plan 2012 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Common Stock, Shares Authorized																																																	1,333,334
Shares Grants Increase For Threshold																																																		266,667
Exchange Units [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Unit Purchase Option, Units Issued																																		228,343
Unit Purchase Option, Units Sold																																		1,666,667
Corporate Stock Transfer, Inc. [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.01																																$ 0.01
Unit Agreement, Number of Shares of Common Stock Included in Each Unit	1																																1
Unit Agreement, Period after Which the Units Will Automatically Separate	6 months
Unit Agreement, Early Separation of Units, Trading Separation Trigger, Stock Price as Percentage of the Series a Warrants Exercise Price	200.00%
Unit Agreement, Early Separation of Units, Trading Separation Trigger, Number of Trading Days for Which the Company's Common Stock Price Exceeds a Specified Percentage of the Series A Warrants Exercise Price	20 days
Unit Agreement, Early Separation of Units, Period of Time Following the Trading Separation Trigger after Which the Units will Separate	15 days
Series B Convertible Preferred Stock Term	6 months
Corporate Stock Transfer, Inc. [Member] | Exchange Units [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Unit Purchase Option, Number of Units Available for Underwriter to Purchase, Percentage	5.00%																																5.00%
Unit Purchase Option, Number of Units Available for Underwriter to Purchase	83,333																																83,333
Unit Purchase Option, Exercise Price, Percentage	125.00%																																125.00%
Unit Purchase Option, Exercise Price (in Dollars per share) | $ / shares	$ 11.25																																$ 11.25
Unit Purchase Option, Units Issued	228,343
Series A Convertible Preferred Stock [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars) | $																		$ 2,055,000									$ 2,055,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																																															$ 0.01
Stock Issued During Period, Shares, New Issues																		20,550									20,550
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares														$ 9.75
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars) | $																																										$ 2,055,000
Warrant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	21,334	21,334									21,334
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares										$ 24.38							$ 24.38	$ 24.38									$ 24.38										$ 24.38			$ 24.38	$ 24.38
Stock Issued During Period, Shares, Other																														71,257
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																																					40,722	238,682
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																							$ 9.00														$ 3.81	$ 9.00
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																																					$ 8.38	$ 8.25
Cashless Exercise Of Common Stock Warrants Total																															15,442
Warrant [Member] | Private Placement [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars) | $																																$ 500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																95,238
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																																$ 11.25
Warrants Term																							5 years
Warrant Holder [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars) | $																												$ 1,044,490
One Warrant Holder [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Value, Stock Options Exercised (in Dollars) | $																				$ 125,000
Stock Options and Warrants [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																					0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																																					59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																																					66.00%
Series A Warrants [Member] | Exchange Units [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	7,580,040
Series A Warrants [Member] | Corporate Stock Transfer, Inc. [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 4.95																																$ 4.95
Beneficial Ownership Limitation, Percentage	4.99%
Unit Agreement, Number of Warrants Included in Each Unit	4																																4
Class of Warrant or Right, Condition under Which the Warrants Are Exercisable upon the Separation of Units, Period Following the Issuance Date after Which the Unit May Be Exercised for Cash	30 days
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1																																1
Cashless Exercise Formula, Definition of Letter "C" in the Formula, Closing Bid Price, Number of Trading Days Prior to the Time of Exercise	2
Cashless Exercise Formula, Closing Bid Price Per Share, Minimum to Be Used in the Formula (in Dollars per share) | $ / shares	$ 0.43																																$ 0.43
Black Scholes Value, Value of an Option, Number of Shares of Common Stock for Each Option	1																																1
Black Scholes Value, Underlying Price Per Share, Percentage of Unit Price	55.00%																																55.00%
Fair Value Assumptions, Exercise Price (in Dollars per share) | $ / shares	$ 4.95																																$ 4.95
Fair Value Assumptions, Expected Volatility Rate	135.00%
Fair Value Assumptions, Expected Term	5 years
Class of Warrant or Right, Cashless Exercise Feature, Floor Price (in Dollars per share) | $ / shares	$ 0.43																																0.43
Class of Warrant or Right, Issued During Period	7,580,040
Class of Warrant or Right, Cashless Exercise, Common Stock Price that Would Result in a Dilutive Exercise (in Dollars per share) | $ / shares	$ 0.43																																$ 0.43
Class of Warrant or Right, Black Scholes Value of Common Stock That Would Be Issued in a Dilutive Exercise (in Dollars per share) | $ / shares	$ 4.326
Class of Warrant or Right, Cashless Exercise, Number of Common Stock that Would Be Issued in a Dilutive Exercise	76,300,000
Class of Warrant or Right, Period Over Which Additional Adjustments to Price and Number of Shares May Be Made	3 years
Minimum [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																																		$ 0.2750			$ 3.2006	$ 1.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																		1.63%			1.44%			0.13%
Expected life																																		5 years			5 years			2 years
Common Stock, Shares Authorized																																																	4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																		3 years
Minimum [Member] | Warrant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																						$ 0.75												$ 0.75			$ 0.75
Minimum [Member] | Post Reverse Stock Split [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																												$ 11.25
Minimum [Member] | Stock Options and Warrants [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																					1.44%	0.78%
Expected life																																					5 years	5 years
Maximum [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																																		$ 5.5695			$ 13.9195	$ 18.34
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																		2.35%			2.75%			2.97%
Expected life																																					10 years			6 years 6 months
Common Stock, Shares Authorized																																																	10,666,667
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																		10 years
Underwriting Agreement, Expenses Agreed to Reimburse the Underwriter (in Dollars) | $		$ 70,000
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term																																		10 years
Maximum [Member] | Warrant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																																		$ 24.375			$ 24.375
Maximum [Member] | Post Reverse Stock Split [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																												$ 34.50
Maximum [Member] | Stock Options and Warrants [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																					2.75%	2.04%
Expected life																																					10 years	10 years
Purchasers [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													61,539
Conversion Of Stock Price Per Share (in Dollars per share) | $ / shares							$ 9.75	$ 9.75	$ 9.75
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares													$ 24.38				$ 24.38	$ 24.38									$ 24.38
Preferred Stock, Dividend Rate, Percentage							6.00%	6.00%		6.00%		6.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities							3,121	3,121	3,122	1,559		1,561
Preferred Stock Conversion Price, Per Share (in Dollars per share) | $ / shares									$ 19.50	$ 19.50		$ 19.50
Number of Preferred Stock Shareholders							16	16	16	16		16														16				16					16		16			16	16
Maximum Number of Days Not Listed on Stock Market													180 days
CEO [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																															52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																			4,336			4,444
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																			$ 1.25
Dr. Samuel Herschkowitz [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	1,482	1,482									1,482
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																	$ 20.25	$ 20.25									$ 20.25
Two Lenders [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														28,986
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares														$ 12.38
Two Lenders [Member] | Warrant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Percentage of Reduction to Warrant Agreement														11.00%
Four Lenders [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												37,440														37,440				37,440					37,440
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares												$ 12.38														$ 12.38				$ 12.38					$ 12.38
Four Lenders [Member] | Warrant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Percentage of Reduction to Warrant Agreement																										11.00%
Chief Executive Officer [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																			$ 1.25
Stock Issued During Period, Value, Stock Options Exercised (in Dollars) | $																			$ 4,336
Series B Convertible Preferred Stock [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Beneficial Ownership Limitation, Percentage	4.99%
(in Dollars per share) | $ / shares										$ 0.01																								$ 0.01			$ 0.01			$ 0.01	$ 0.01	$ 0.01
Convertible Preferred Stock, Shares Issued upon Conversion	1																																1
Percentage of Outstanding Voting Stock Held After Consolidation or Merger	50.00%																																50.00%
Percentage of Outstanding Voting Stock Held, Accepted Offer	50.00%																																50.00%
Percentage of Outstanding Voting Stock Held, Consumate Stock Purchase Agreement	50.00%																																50.00%
Percentage of Issued and Outstanding Voting Stock Held	50.00%																																50.00%
Preferred Stock, Shares Outstanding										0																								1,895,010			0			0	0	1,895,010
Preferred Stock, Shares Authorized										10,000,000																								10,000,000			10,000,000			10,000,000	10,000,000	10,000,000
Series B Convertible Preferred Stock [Member] | Exchange Units [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																																	1,895,010
Series B Convertible Preferred Stock [Member] | Corporate Stock Transfer, Inc. [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Unit Agreement, Number of Shares of Preferred Stock Included in Each Unit	1																																1
Series A Convertible Preferred Stock [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares										$ 0.01																								$ 0.01			$ 0.01			$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized										100,000,000																								100,000,000			100,000,000			100,000,000	100,000,000	100,000,000
(in Dollars per share) | $ / shares										$ 0.01																								$ 0.01			$ 0.01			$ 0.01	$ 0.01	$ 0.01					$ 0.01
(in Dollars per share) | $ / shares										$ 100																								$ 100			$ 100			$ 100	$ 100	$ 100					$ 100
Preferred Stock, Shares Outstanding										20,550																								0			20,550			20,550	20,550	0
Preferred Stock, Shares Authorized										20,000,000																								20,000,000			20,000,000			20,000,000	20,000,000	20,000,000
Series A Convertible Preferred Stock [Member] | Exchange Units [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																															84,770
Series A Convertible Preferred Stock [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars) | $																															$ 2,055,000
Stock Issued During Period, Shares, New Issues																															20,550
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																$ 24.38															$ 24.38
Preferred Stock, Shares Outstanding	0																																0
Convertible Common Stock [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																																	1,895,010
The Convertible Notes [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars) | $							$ 933,073
Debt Instrument, Principal Redemption Amount (in Dollars) | $	$ 933,074
Debt Instrument, Redemption Premium, Percentage	40.00%
Debt Instrument, Redemption Price (in Dollars) | $	$ 1,548,792																																	$ 1,500,000
Debt Instrument, Redemption Amount Paid To Affiliates (in Dollars) | $	$ 167,031																																	$ 167,031
Underwriting Agreement [Member] | Exchange Units [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Option Granted to Underwriter to Purchase Additional Units, Number of Units Granted	250,000
Unit Purchase Option [Member] | Exchange Units [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Option Granted to Underwriter to Purchase Additional Units, Number of Units Granted	83,333
Stock Incentive Plan 2012 [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Common Stock, Shares Authorized																																																	1,333,334	666,667
SOK Partners LLC [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				5,431											5,431																													4,831
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 12.38											$ 12.38																													$ 12.38
Percentage of Reduction to Warrant Agreement			11.00%												11.00%